Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Detail) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	$ (886.9)		$ (983.0)
Deferred income taxes - Asbestos	319.1		349.3
Income Tax Payable Asbestos	23.4		25.3
Net Unfunded AFFA liability, net of tax, Beginning Balance	(608.4)
AICF operating costs paid - non claims-handling	1.7		(1.5)	$ (1.9)
Change in claims handling cost estimate	0.1		1.1	$ (0.5)
Net Unfunded AFFA liability, net of tax, Ending Balance	(544.4)		(608.4)
Asbestos Liability
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	(986.4)		(1,089.6)
Asbestos claims paid	104.6	$ 153.3
AICF claims-handling costs incurred (paid)	1.0
Change in actuarial estimate	(133.8)
Change in claims handling cost estimate	(0.1)
Effect of foreign exchange	(131.3)
Insurance Receivables
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	43.5		51.2
Change in actuarial estimate	5.7
Insurance recoveries	7.6
Effect of foreign exchange	5.8
Restricted Cash and Investments
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	58.0		57.5
Asbestos claims paid	(104.6)
Payment received in accordance with AFFA	108.9
AICF claims-handling costs incurred (paid)	(1.0)
AICF operating costs paid - non claims-handling	1.7
Insurance recoveries	(7.6)
Other movements	3.2
Effect of foreign exchange	11.9
Other Assets and Liabilities
Asbestos Net Liability [Roll Forward]
Asbestos Net Liability	(2.0)		$ (2.1)
Other movements	(1.1)
Effect of foreign exchange	(1.2)
Net Unfunded AFFA Liability
Asbestos Net Liability [Roll Forward]
Payment received in accordance with AFFA	108.9	$ 156.7
AICF operating costs paid - non claims-handling	(1.7)
Change in actuarial estimate	(128.1)
Change in claims handling cost estimate	0.1
Insurance recoveries	0.0
Other movements	2.1
Effect of foreign exchange	114.8
Deferred Tax Assets
Asbestos Net Liability [Roll Forward]
Impact on deferred income tax due to change in actuarial estimate	(38.4)
Movement in income tax payable	25.8
Other movements	0.3
Effect of foreign exchange	43.1
Income Tax Payable
Asbestos Net Liability [Roll Forward]
Movement in income tax payable	(0.8)
Other movements	0.0
Effect of foreign exchange	2.7
Net Unfunded AFFA Liability, net of tax
Asbestos Net Liability [Roll Forward]
Asbestos claims paid	0.0
Payment received in accordance with AFFA	108.9
AICF claims-handling costs incurred (paid)	0.0
AICF operating costs paid - non claims-handling	(1.7)
Change in actuarial estimate	(128.1)
Change in claims handling cost estimate	0.1
Impact on deferred income tax due to change in actuarial estimate	38.4
Insurance recoveries	0.0
Movement in income tax payable	(25.0)
Other movements	2.4
Effect of foreign exchange	$ 69.0